OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)		6 Months Ended
	May 02, 2021	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	May 01, 2021	Jul. 31, 2020
Right-of-use asset		$ 2,474
Lease liability as at July 30, 2021		$ 3,492	$ 10,169	$ 16,459	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 49,475	$ 0
Lease expiration date		Apr. 29, 2026
Description of lease liability	The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026
Lease liability, discount rate									12.00%